PETER S. KOLEVZON

PHONE 212-715-9288

FAX 212-715-8288

PKOLEVZON@KRAMERLEVIN.COM

December 21, 2012

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Citizens, Inc. (Commission File No. 0-16509)

Registration Statement on Form S-3 filed this date

Ladies and Gentlemen:

On behalf of Citizens, Inc., a Colorado corporation (the “Company”), we herewith transmit for filing with the Securities and Exchange Commission (the “Commission”), pursuant to the Securities Act of 1933, as amended (the “Act”), a Registration Statement on Form S-3 (the “Registration Statement”) relating to the Company’s Stock Investment Plan (the “Plan”). The Registration Statement covers 30,000,000 shares of the Company’s Class A common stock, no par value (the “Class A Stock”). The filing fee for the Registration Statement of $42,352.20 has been wired to the Company’s account with the Commission.

The Plan is administered by an agent independent of the Company within the meaning of Rule 10b-18 under the Securities Exchange Act of 1934 (the “Administrator”). The persons eligible to participate in the Plan include holders of life insurance policies the Company underwrites for individuals who are not resident in the United States, brokers in foreign countries that market the insurance policies and certain other independent contractors of the Company, domestic employees of the Company, the Company’s existing stockholders and others who desire to invest in the Company through the purchase of Class A Stock.

More than 97% percent of the shares of Class A Stock that have been purchased under the Plan have been purchased by foreign holders of life insurance policies (or related brokers); the remaining shares of Class A Stock that have been purchased under the Plan have been purchased by approximately 1,400 participants resident in the United States. Foreign holders of life insurance policies underwritten by the Company may assign dividends and/or other policy values annually payable on their insurance policies to the Plan and employees participating in the Plan allocate a portion of their compensation to the Plan and the Company remits these amounts to the Administrator. The Administrator uses these proceeds to purchase shares of Class A Stock in the open market from time to time through an independent broker selected by the Administrator. None of the shares of Class A Stock purchased by participants under the Plan is issued by the Company, and the Company does not receive any proceeds from these purchases.

Securities and Exchange Commission

December 21, 2012

The Plan’s predecessor was initially registered under the Act in 2001 (Registration No.333-58698). This registration statement was amended in December 2006. The Plan was amended and restated on December 18, 2009 and the Company filed a further amendment to the initial registration statement on that date. Upon the advice of counsel at the time, the Company believed that the Plan was a dividend reinvestment plan. Consequently, the initial 2001 registration statement, as well as the 2006 and 2009 amendments, checked the dividend reinvestment box on Form S-3 and the Company treated the registration statement and amendments as effective immediately upon filing. The Company sent to all participants in the Plan the applicable prospectus included in the initial registration statement and the 2006 and 2009 amendments. The Company believes that these prospectuses contained or incorporated by reference all information required to be set forth in a prospectus meeting the requirements of Form S-3 and the Act.

In connection with the preparation of a further amendment to the initial registration statement to be filed on December 18, 2012, and further analysis of the Plan, the Company came to believe that the characterization of the Plan solely as a dividend reinvestment plan may not be appropriate. As a result, the Company determined not to file a further amendment to the initial registration statement but instead to file a new registration statement covering a Rule 415 continuous offering under the Plan.

Because the Registration Statement will not be effective immediately upon its filing, the Company has taken the following additional steps. First, as of the close of business on December 18, 2012, it suspended the operation of the Plan with respect to the purchase of shares of Class A Stock by participants, pending the effectiveness of the Registration Statement. Second, the Company has today filed with the Commission a Current Report on Form 8-K that reports the filing of the Registration Statement and the suspension of purchases of Class A Stock by participants under the Plan. Third, the Company has included in the prospectus forming a part of the Registration Statement what it believes to be appropriate disclosure with respect the matters described above. This disclosure appears on page 3 of the prospectus under the heading “Summary of the Plan—Funds Fully Invested” and in the third risk factor, which appears on page 9 of the prospectus.

Securities and Exchange Commission

December 21, 2012

The Company is available to speak with the staff at its convenience should the staff have any questions about any of the foregoing matters, and would appreciate the opportunity to do so as soon as possible if the staff so desires.

Very truly yours,

/s/ Peter S. Kolevzon